Pension and Other Post-Employment Benefits (Accumulated Benefit Obligation And Projected Benefit Obligation In Excess Of The Plan Assets Fair Value) (Details) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation	$ (279)	$ (87)
Accumulated Benefit Obligation	(260)	(72)
Fair Value of Plan Assets	260	81
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation	(114)	(93)
Accumulated Benefit Obligation	$ (114)	$ (93)